CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Current assets
Cash and cash equivalents	$ 444,761	$ 1,063,956
Restricted cash and cash equivalents	371,332	319,250
Short-term deposits	1,061,011	1,970,346
Restricted short-term deposits	20,722	57,243
Short-term investments	288,589	274,846
Accounts receivable, net of allowance of US$20,093 and US$20,938 as of December 31, 2023 and 2024, respectively	121,861	130,700
Amounts due from related parties, net of allowance of US$3 and US$1 as of December 31, 2023 and 2024, respectively	$ 467	$ 810
Other Receivable, after Allowance for Credit Loss, Current, Related Party, Type [Extensible Enumeration]	Related Party	Related Party
Financing receivables, net of allowance of US$18,213 and nil as of December 31, 2023 and 2024, respectively	$ 0	$ 0
Prepayments and other current assets, net of allowance of US$13,086 and US$20,486 as of December 31, 2023 and 2024, respectively	247,538	255,489
Total current assets	2,556,281	4,072,640
Non-current assets
Long-term deposits and held-to-maturity investments	1,124,308	130,000
Deferred tax assets	2,563	0
Investments	530,685	544,542
Property and equipment, net	499,723	390,681
Land use rights, net	303,115	316,070
Intangible assets, net	277,257	333,715
Right-of-use assets, net	20,457	30,173
Goodwill	2,194,324	2,649,281
Other non-current assets	19,084	16,763
Total non-current assets	4,971,516	4,411,225
Total assets	7,527,797	8,483,865
Current liabilities (including amounts of the consolidated VIEs without recourse to the Company of US$204,655 and US$190,356 as of December 31, 2023 and 2024, respectively)
Accounts payable	84,015	66,755
Deferred revenue	66,813	73,673
Advances from customers	4,031	6,047
Income taxes payable	78,304	86,100
Accrued liabilities and other current liabilities	2,393,923	2,381,189
Amounts due to related parties	$ 1,378	$ 2,533
Other Liability, Current, Related Party, Type [Extensible Enumeration]	Related Party	Related Party
Lease liabilities due within one year	$ 10,775	$ 12,388
Short-term loans	34,853	52,119
Convertible bonds	0	405,603
Total current liabilities	2,674,092	3,086,407
Non-current liabilities (including amounts of the consolidated VIEs without recourse to the Company of US$17,477 and US$14,259 as of December 31, 2023 and 2024, respectively)
Lease liabilities	9,948	18,422
Deferred revenue	12,635	12,932
Deferred tax liabilities	47,631	53,955
Total non-current liabilities	70,214	85,309
Total liabilities	2,744,306	3,171,716
Commitments and contingencies (Note 30)
Mezzanine equity	23,733	22,133
Shareholders' equity
Treasury Shares (US$0.00001 par value; 426,996,825 and 603,177,267 shares held as of December 31, 2023 and December 31, 2024, respectively)	(1,223,186)	(913,939)
Additional paid-in capital	3,345,536	3,282,754
Statutory reserves	40,500	37,709
Retained earnings	2,796,745	2,947,160
Accumulated other comprehensive loss	(247,615)	(197,010)
Total JOYY Inc.'s shareholders' equity	4,711,990	5,156,686
Non-controlling interests	47,768	133,330
Total shareholders' equity	4,759,758	5,290,016
Total liabilities, mezzanine equity and shareholders' equity	7,527,797	8,483,865
Class A common shares
Shareholders' equity
Common shares	7	9
Class B common shares
Shareholders' equity
Common shares	$ 3	$ 3